Fair value estimate (Tables)	12 Months Ended
Dec. 31, 2018
Fair value estimate
Schedule of assets and liabilities measured and recognized at fair value

	December 31, 2018				December 31, 2017
	Level 1	Level 2	Level 3	Total	Level 2	Level 3	Total
Financial assets
Financial investments	32	—	—	32	—	—	—
Derivative financial instruments	—	136	295	431	289	270	559
Accounts receivable	—	(108)	—	(108)	170	—	170
Investments in equity securities	987	—	—	987	—	—	—
Total	1,019	28	295	1,342	459	270	729
Financial liabilities
Derivative financial instruments	—	636	178	814	581	209	790
Participative stockholders' debentures	—	1,407	—	1,407	1,233	—	1,233
Total	—	2,043	178	2,221	1,814	209	2,023

Schedule of changes in Level 3 assets and liabilities

	Derivative financial instruments
	Financial assets	Financial liabilities
Balance at December 31, 2017	270	209
Gain and losses recognized in income statement	25	(31)
Balance at December 31, 2018	295	178

Schedule of fair value and carrying amounts of non-current loans

Financial liabilities	Balance	Fair value	Level 1	Level 2
December 31, 2018
Debt principal	15,228	16,262	10,686	5,576
December 31, 2017
Debt principal	21,955	23,088	14,935	8,153